Investment in Unconsolidated Ventures	12 Months Ended
Dec. 31, 2012
Investment in Unconsolidated Ventures [Abstract]
Investment in Unconsolidated Ventures
5.      Investment in Unconsolidated Ventures

The Company had investments in unconsolidated joint ventures of 20% and 10% in ventures owning 13 and 21 communities, respectively, at December 31, 2012 and 2011.

Combined summarized financial information of the unconsolidated joint ventures accounted for using the equity method as of December 31, and for the years then ended are as follows (dollars in thousands):

Statement of Operations Data	2012	2011	2010
Total revenue	$295,539	$154,964	$84,689
Expense
Facility operating expense	202,855	103,611	54,766
Depreciation and amortization	49,142	23,923	12,730
Interest expense	50,825	27,072	13,153
Other expense	28,112	6,885	4,585
Total expense	330,934	161,491	85,234
Interest income	123	108	24
Net loss	$(35,272)	$(6,419)	$(521)

Balance Sheet Data	2012	2011
Cash and cash equivalents	$16,578	$15,255
Property, plant and equipment, net	1,073,610	1,012,941
Other	148,960	184,052
Total assets	$1,239,148	$1,212,248
Accounts payable and accrued expenses	$66,841	$61,199
Long-term debt	892,463	900,091
Members' equity	279,844	250,958
Total liabilities and members' equity	$1,239,148	$1,212,248
Members' equity consists of:
Invested capital	$582,360	$403,625
Cumulative net loss	(55,942)	(25,810)
Cumulative distributions	(246,574)	(126,857)
Members' equity	$279,844	$250,958